Exploration and Evaluation Expenses and Cost Recoveries (Details Narrative) - CAD ($)	1 Months Ended				12 Months Ended
	Aug. 31, 2017	Jul. 31, 2017	Jan. 31, 2017	Nov. 30, 2016	Mar. 31, 2017
Conversion Net Smelter Royalty [Member]
Statement Line Items [Line Items]
Ownership interest percentage			1.00%
Mineral Property Farm-In Agreement [Member]
Statement Line Items [Line Items]
Ownership interest percentage	60.00%
Thompson Creek Metals Company Inc [Member]
Statement Line Items [Line Items]
Ownership interest percentage			10.00%		30.00%
Gross amount of cost of recovery					$ 2,932,597
Capped royalty			$ 5,000,000
IKE Project [Member]
Statement Line Items [Line Items]
Ownership interest percentage		60.00%	100.00%
Purchase Agreement [Member] | JOY Property [Member]
Statement Line Items [Line Items]
Ownership interest percentage				100.00%
Direct acquisition costs				$ 335,299
Purchase Agreement [Member] | Pine Property [Member]
Statement Line Items [Line Items]
Ownership interest percentage				100.00%
Purchase Agreement [Member] | DUKE Property [Member]
Statement Line Items [Line Items]
Ownership interest percentage				100.00%
Direct acquisition costs				$ 168,996